CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Dec. 31, 2024 USD ($) variable_interest_entity	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Long-term debt	$ 2,862,240	$ 2,163,688
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of variable interest entities | variable_interest_entity	35
VIEs with sales-type leases, direct financing leases, and leaseback assets | variable_interest_entity	7
Net investment in lease	$ 35,200
Unearned lease income	900
Residual value of leased asset	31,200
Long-term debt	$ 23,600
VIEs, number with operating lease assets | variable_interest_entity	28
Operating lease, right-of-use asset	$ 1,100,000
Operating lease liability	721,800
Operating lease liability, current	$ 231,900